Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2011 BIOMED REALTY, L.P. [Member]	Dec. 31, 2010 BIOMED REALTY, L.P. [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock/units, liquidation preference, total	$ 198,000,000	$ 230,000,000
Preferred stock/units, liquidation preference per share	$ 25	$ 25
Preferred stock, shares issued	7,920,000	9,200,000
Preferred stock, shares outstanding	7,920,000	9,200,000	7,920,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	154,101,482	131,046,509
Limited Partners' Capital Account, Units Issued			2,979,979	3,001,250
Limited Partners' Capital Account, Units Outstanding			2,979,979	3,001,250
General partners' capital account, units issued			154,101,482	131,046,509
General partners' capital account, units outstanding			154,101,482	131,046,509